E*TRADE Funds
                               4500 Bohannon Drive
                              Menlo Park, CA 94025

                                February 22, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   E*TRADE Funds
                  File Nos. 333-66807 and 811-09093

Dear Madam or Sir:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, E*TRADE Funds (the "Trust") hereby certifies that the form of the Prospectus and Statement of Additional Information for the Trust, with respect to its investment series, E*TRADE Global Titans Index Fund, that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's most recent amendment with respect to that series, Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A. The Trust's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A was filed electronically with the Commission on February 16, 2000.

                                    Very truly yours,

                                    E*TRADE Funds


                                    By: /s/ W. David Moore
                                        -------------------------------
                                    Name:  W. David Moore
                                    Title: Vice President


cc:   Laura J. Riegel, Esq.
      Securities and Exchange Commission